Reinsurance	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2021		2020		2019
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$48,129.6	$46,018.6	$41,736.4	$40,687.7	$39,222.0	$37,519.7
Ceded premiums:
Regulated	(674.5)	(650.2)	(648.2)	(686.5)	(711.1)	(670.8)
Non-Regulated	(1,049.9)	(999.7)	(519.5)	(739.6)	(933.0)	(656.5)
Total ceded premiums	(1,724.4)	(1,649.9)	(1,167.7)	(1,426.1)	(1,644.1)	(1,327.3)
Net premiums	$46,405.2	$44,368.7	$40,568.7	$39,261.6	$37,577.9	$36,192.4
Regulated refers to federal or state run plans and primarily includes the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)
Non-Regulated represents voluntary external reinsurance contracts entered into by the company. These include amounts ceded on our Commercial Lines business primarily related to transportation network company
(TNC) business, workers’ compensation, and fleet trucking, which are all ceded under quota-share reinsurance agreements. Amounts ceded on our Property business are primarily multi-year catastrophic excess of loss and aggregate excess of loss agreements.
Non-regulated ceded written premium increased in 2021 and decreased in 2020, primarily due to our TNC business. Since TNC premiums are based on miles driven during the policy period, the fluctuations reflect the decrease in miles driven during 2020 due to the COVID-19 restrictions that were in place, and the subsequent lifting of those restrictions during 2021. The increase in 2021 was also driven by the acquisition of Protective Insurance, which cedes premiums on its workers’ compensation and fleet trucking policies.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2021		2020		2021		2020
Regulated:
MCCA	$2,364.0	47%	$2,428.8	60%	$26.7	6%	$33.3	9%
CAIP	529.0	11	397.8	10	111.2	24	84.7	23
NCRF	118.7	2	88.6	2	44.4	10	41.9	11
FHCF	81.3	2	54.8	1	0	0	0	0
NFIP	13.9	0	24.2	1	62.4	14	60.7	17
Other	2.2	0	3.2	0	1.4	0	1.3	0
Total Regulated	3,109.1	62	2,997.4	74	246.1	54	221.9	60
Non-Regulated:
Commercial Lines	1,518.4	31	753.2	19	198.2	43	134.5	37
Property	345.8	7	261.7	7	13.3	3	11.7	3
Other	7.2	0	7.1	0	0	0	0	0
Total Non-Regulated	1,871.4	38	1,022.0	26	211.5	46	146.2	40
Total	$4,980.5	100%	$4,019.4	100%	$457.6	100%	$368.1	100%

Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal, since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies. The increase in the Commercial
Lines reinsurance recoverables and prepaid reinsurance premiums during 2021 primarily reflected growth in our TNC business and the acquisition of Protective Insurance.
We routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate a number of reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2021 and 2020, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.